Financial liabilities - Disclosure of Detailed Information about Conditional Advances and Loans From Government and Public Authorities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	€ 38,512	€ 29,433
Principal received	150	0
Impact of discounting and accretion	(289)	6,882
Accumulated fixed interest expense accrual	2,419	1,690
Accumulated variable interest expense accrual	5,195	3,740
Repayment	(7,114)	(3,233)
Liabilities arising from financing activities at end of period	38,873	38,512	€ 29,433
Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	2,316	2,266
Principal received	0	0
Impact of discounting and accretion	16	3
Accumulated fixed interest expense accrual	34	47
Accumulated variable interest expense accrual	0	0
Repayment	(300)	0
Liabilities arising from financing activities at end of period	2,066	2,316	2,266
Interest-free Bpifrance loan | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	125	493
Principal received	0	0
Impact of discounting and accretion	0	7
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(125)	(375)
Liabilities arising from financing activities at end of period	0	125	493
EIB Loan
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	300
Accumulated variable interest expense accrual			4,200
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	35,754	26,374
Principal received	0	0
Impact of discounting and accretion	(285)	6,855
Accumulated fixed interest expense accrual	2,385	1,643
Accumulated variable interest expense accrual	5,195	3,740
Repayment	(6,639)	(2,858)
Liabilities arising from financing activities at end of period	36,409	35,754	26,374
Curadigm Bpifrance advance | Conditional Advances and Loans from Government and Public Authorities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	317	300
Principal received	150	0
Impact of discounting and accretion	(20)	17
Accumulated fixed interest expense accrual	0	0
Accumulated variable interest expense accrual	0	0
Repayment	(50)	0
Liabilities arising from financing activities at end of period	€ 397	€ 317	€ 300